Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE

The following discusses the relationship of compensation actually paid to named executive officers and the financial performance of the Company. Compensation is compared to performance metrics of the cumulative Total Shareholder Return and Net Income to provide shareholders with a more transparent, readily comparable, and understandable disclosure of executive compensation and to assess executive compensation actually paid relative to financial performance.

Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(1) $	Average Summary Compensation Table Total for Non-PEO NEOs(2) $	Average Compensation Actually Paid to Non-PEO NEOs(3) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) %	Net Income(5) $
2025	1,263,329	1,240,541	643,531	736,202	2.28%	28,198,330
2024	998,371	863,318	500,626	455,397	0.54%	20,793,676
2023	865,183	1,039,025	432,043	494,668	30.31%	18,209,518
(1)	Daniel J. Santaniello was the Company's Principal Executive Officer (PEO) for each of the 2023, 2024 and 2025 fiscal years.
(2)

Salvatore R. DeFrancesco, Jr., Eugene J. Walsh, Michael J. Pacyna and Ruth G. Turkington were the Company's Non-PEO Named Executive Officers (NEOs) for each of the 2023 and 2024 fiscal years. Salvatore R. DeFrancesco, Jr. and Ruth G. Turkington were the Company’s Non-PEO Named Executive Officers (NEOs) for the 2025 fiscal year.

(3)	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

PEO Total Compensation Amount	$ 1,263,329	$ 998,371	$ 865,183
PEO Actually Paid Compensation Amount	$ 1,240,541	863,318	1,039,025
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO $	Non-PEO NEOs $	PEO $	Non-PEO NEOs $	PEO $	Non-PEO NEOs $
Less Change in Pension Value & NQ Deferred Compensation Earnings	-	-	-	-	-	-
Less Stock Award	(149,449)	(70,394)	(157,815)	(66,147)	(82,840)	(35,126)
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	152,355	75,525	86,083	36,502	182,562	77,296
Change in Fair Value from Prior to Current Year End of Awards Granted Prior to the Year that were Outstanding & Unvested as of Year End	(25,876)	(5,441)	(57,918)	(10,902)	57,750	13,712
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(13,423)	(6,456)	(18,609)	(9,798)	4,034	2,221
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award(6)	13,600	6,348	13,206	5,116	12,336	4,522
Total Adjustments	(22,793)	(418)	(135,053)	(45,229)	173,842	62,625
(4)	Computed based on a hypothetical investment of $100 in common stock on January 1, 2023, with dividends paid reinvested.
(5)	As reported on Company’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report on Form 10-K.
(6)	Dividends earned on the restricted stock are forfeitable until the vesting date of the underlying restricted stock.

Non-PEO NEO Average Total Compensation Amount	$ 643,531	500,626	432,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 736,202	455,397	494,668
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO $	Non-PEO NEOs $	PEO $	Non-PEO NEOs $	PEO $	Non-PEO NEOs $
Less Change in Pension Value & NQ Deferred Compensation Earnings	-	-	-	-	-	-
Less Stock Award	(149,449)	(70,394)	(157,815)	(66,147)	(82,840)	(35,126)
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	152,355	75,525	86,083	36,502	182,562	77,296
Change in Fair Value from Prior to Current Year End of Awards Granted Prior to the Year that were Outstanding & Unvested as of Year End	(25,876)	(5,441)	(57,918)	(10,902)	57,750	13,712
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(13,423)	(6,456)	(18,609)	(9,798)	4,034	2,221
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award(6)	13,600	6,348	13,206	5,116	12,336	4,522
Total Adjustments	(22,793)	(418)	(135,053)	(45,229)	173,842	62,625
(4)	Computed based on a hypothetical investment of $100 in common stock on January 1, 2023, with dividends paid reinvested.
(5)	As reported on Company’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report on Form 10-K.
(6)	Dividends earned on the restricted stock are forfeitable until the vesting date of the underlying restricted stock.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance Measures

Relationship Between Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return (TSR). From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 43.69% and 61.66% respectively, compared to a 322.22% increase in our TSR over the same time period. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 16.91% and 7.94% respectively compared to a 98.22% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Net Income. From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 43.69% and 61.66% respectively, compared to a 35.61% increase in our Net Income over the same time period. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 16.91% and 7.94% respectively, compared to a 14.19% increase in our Net Income over the same time period.

Total Shareholder Return Amount	$ 2.28	0.54	30.31
Net Income (Loss)	$ 28,198,330	$ 20,793,676	$ 18,209,518
PEO Name	Daniel J. Santaniello	Daniel J. Santaniello	Daniel J. Santaniello
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,793)	(135,053)	173,842
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,449)	(157,815)	(82,840)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,355	86,083	182,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,876)	(57,918)	57,750
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,423)	(18,609)	4,034
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,600	13,206	12,336
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(418)	(45,229)	62,625
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,394)	(66,147)	(35,126)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,525	36,502	77,296
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,441)	(10,902)	13,712
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,456)	(9,798)	2,221
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,348	$ 5,116	$ 4,522